100 Summer Street 7th Floor, Mail Stop: SUM0703 Boston, MA 02111

December 7, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:

Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for ClearTrack®2015, ClearTrack®2020, ClearTrack®2025, ClearTrack®2030, ClearTrack®2035, ClearTrack®2040, ClearTrack®2045, ClearTrack®2050, ClearTrack®2055 and ClearTrack®2060, each separate series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on November 17, 2017.

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-3967.

Very truly yours,

/s/ Kristin Schantz
Kristin Schantz
Vice President and Senior Counsel
State Street Bank and Trust Company